Global Fusion Tactical Equity Fund
RISK/RETURN
Investment Objectives:
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Global Fusion Tactical Equity Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none
Redemption Fee (1) (as a % of amount redeemed, if sold within 60 days)	[1]	2.00%
[1]	The Fund's transfer agent charges a $15 wire fee for redemptions sent by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Global Fusion Tactical Equity Fund
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.44%
Acquired Fund Fees and Expenses	[1][2]	0.35%
Total Annual Fund Operating Expenses		1.54%
Fee Waiver and/or Reimbursement	[3]	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.45%
[1]	Estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until July 31, 2014, to ensure that t otal annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.10% of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Global Fusion Tactical Equity Fund	148	478

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

The Fund's investment adviser (the "Adviser") seeks to achieve the Fund's investment objective by investing primarily in exchange-traded funds ("ETFs") that each invest primarily in equity securities (common stocks).  This form of investing is referred to as a fund-of-funds style.  Under normal market conditions, the Fund invests, through ETFs, at least 80% of its assets in equity securities and at least 40% of its assets in non-U.S. companies from at least three foreign countries.  The Adviser selects ETFs without restriction as to country (including emerging markets), capitalization or currency of the common stock issuers held by each ETF.

The Adviser allocates assets and selects individual ETFs using its Fusion Process® strategy which combines long-term fundamental analysis, short-term tactical and behavioral finance analysis (a psychology-based theory of investor actions that seeks to explain, at least in-part, security returns) techniques and applies them to investment opportunities throughout the globe.  Fundamental valuation and behavioral finance are often viewed as divergent approaches, however, the Adviser's research suggests important connections:

▪

Value style investing success largely depends on the time it takes for asset prices to revert to the mean.  For example, a value stock selected because of its low price-to-earnings ratios (P/E) may quickly revert to the peer-group mean P/E ratio, while another stock may take months to revert to the mean, or it may never revert to the mean.  The Adviser believes this creates short-term opportunities.

▪	Behavioral finance can provide information about the changes in an asset’s perceived fundamental value and short-term price swings.

The Fusion Process® strategy proceeds through the following stages:

(1) Fundamental Valuation

The Adviser runs fundamental data on the securities within each ETF through proprietary multifactor model screens.  Among others, these screens include:  price-to-earnings ratio, price-to-book value ratio, earnings growth, dividend yield, and historical risk (return volatility)/return relationship.

(2) Behavioral Finance

The Adviser conducts an analysis of behavioral factors it believes are influencing an ETF's price, such as relative strength of an ETF and moving averages describing price patterns.

(3) Global Economic Analysis

The Adviser reviews macroeconomic conditions across the world.  The review focuses on economic indicators, business cycles, and industry/sector trends to generate an investment outlook.  Next, investment themes for countries and regions are ranked in order of greatest expected return.

The adviser selects ETFs with a high attractiveness score from Steps 1 and 2 and then cross-references them with what it believes to be top-ranked global themes from Step 3.  The adviser expects this process will result in the selection of roughly 15 ETFs as investments.  The Adviser sells ETFs when their attractiveness score and/or thesis for the position significantly changes, to replace an ETF with one with a higher attractiveness score, or to attempt to avoid further losses.  The Adviser believes that the combination of these investment selection and risk management techniques will provide the Fund with long-term capital appreciation. The Adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund's investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will seek to meet its investment objective, there is no assurance that it will do so.

The following describes the risks the Fund may bear indirectly through its investments in ETFs.

  Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

  ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks.  ETFs are subject to specific risks, depending on the nature of the fund.

  Foreign Risk:  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.  The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.

  Management Risk:  The Adviser's dependence on its Fusion Process® strategy process and judgments about the attractiveness, value and potential appreciation of particular ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results.  Additionally, the Adviser has not previously managed a mutual fund.

  Market Risk:  Stock prices in general may decline over short or even extended periods of time, and tend to be more volatile than other investment choices.  Market prices of common stocks in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations.

  Portfolio Turnover Risk:  Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

  Smaller and Medium Capitalization Securities Risk:  Direct investments in individual smaller and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.  In particular, smaller capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.

Is the Fund Right for You? The Fund is intended for investors who want to participate in the global stock market and can tolerate global stock market volatility.
Performance:

 Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.globalfusionfunds.com or by calling 1-855-344-1927.

Global Fusion Long/Short Fund
RISK/RETURN
Investment Objectives:
The Fund primarily seeks to provide long-term capital appreciation. A secondary objective of the Fund is to protect capital during unfavorable market conditions.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Global Fusion Long/Short Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none
Redemption Fee (1) (as a % of amount redeemed, if sold within 60 days)	[1]	2.00%
[1]	The Fund's transfer agent charges a $15 wire fee for redemptions sent by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Global Fusion Long/Short Fund
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.44%
Acquired Fund Fees and Expenses	[1][2]	0.35%
Total Annual Fund Operating Expenses		1.54%
Fee Waiver and/or Reimbursement	[3]	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.45%
[1]	Estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until July 31, 2014, to ensure that t otal annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.10% of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Global Fusion Long/Short Fund	148	478

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

The Fund's investment adviser (the "Adviser") seeks to achieve the Fund's primary investment objective by investing, long or short, primarily in exchange-traded funds ("ETFs") that each invest primarily in common stocks.  This form of investing is referred to as a fund-of-funds style.  The Adviser seeks to achieve the Fund's secondary objective by reducing the Fund's net market exposure, as measured by combined long and short positions during unfavorable market conditions, and by reevaluating Fund positions after a drop in price during unfavorable market conditions.  The Adviser selects ETFs without restriction as to country (including emerging markets), capitalization or currency of the common stock issuers held by each ETF.  Under normal market conditions, the Fund invests through ETFs at least 40% of its assets in non-U.S. companies from at least three foreign countries.

The Adviser allocates assets and selects individual ETFs using its Fusion Process® strategy which combines long-term fundamental analysis, short-term tactical and behavioral finance analysis (a psychology-based theory of investor actions that seeks to explain, at least in-part, security returns) techniques and applies them to investment opportunities throughout the globe.  Fundamental valuation and behavioral finance are often viewed as divergent approaches, however, the Adviser's research suggests important connections:

▪

Value style investing success largely depends on the time it takes for asset prices to revert to the mean.  For example, a value stock selected because of its low price-to-earnings ratios (P/E) may quickly revert to the peer-group mean P/E ratio, while another stock may take months to revert to the mean, or it may never revert to the mean.  The Adviser believes this creates short-term opportunities.

▪	Behavioral finance can provide information about the changes in an asset’s perceived fundamental value and short-term price swings.

The Fusion Process® strategy proceeds through the following stages:

(1) Fundamental Valuation

The Adviser runs fundamental data on the securities within each ETF through proprietary multifactor model screens.  Among others, these screens include:  price-to-earnings ratio, price-to-book value ratio, earnings growth, dividend yield, and historical risk (return volatility)/return relationship.

(2) Behavioral Finance

The Adviser conducts an analysis of behavioral factors it believes are influencing an ETF's price, such as relative strength of an ETF and moving averages describing price patterns.

(3) Global Economic Analysis

The Adviser reviews macroeconomic conditions across the world.  The review focuses on economic indicators, business cycles, and industry/sector trends to generate an investment outlook.  Next, investment themes for countries and regions are ranked in order of greatest expected return.

The adviser selects ETFs with a high attractiveness score from Steps 1 and 2 and then cross-references them with what it believes to be top-ranked global themes from Step 3.  The adviser expects this process will result in the selection of roughly 15 ETFs as long-side investments.  ETFs with low attractiveness scores score from Steps 1 and 2 are considered for a short position and approximately 5 ETFs will be shorted at any given time.  Generally, the Adviser anticipates that the Fund’s typical net market exposure will be between 30%-70%.

The Adviser sells ETFs when their attractiveness score and/or thesis for the position significantly changes, to replace an ETF with one with a higher attractiveness score, or to attempt to avoid further losses.  The Adviser covers (buys back) short positions when their price target has been reached or when their price outlook is no longer negative.

The Adviser believes that the combination of these investment selection and risk management techniques will provide the Fund with long-term capital appreciation and protect capital during unfavorable market conditions. The Adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund's investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will seek to meet its investment objective, there is no assurance that it will do so.

The following describes the risks the Fund may bear indirectly through its long and short investments in ETFs.

  Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

  ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks.  ETFs are subject to specific risks, depending on the nature of the fund.

  Foreign Risk:  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.  The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.

  Management Risk:  The Adviser's dependence on its Fusion Process® strategy process and judgments about the attractiveness, value and potential appreciation of particular ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results.  Additionally, the Adviser has not previously managed a mutual fund.

  Market Risk:  Stock prices in general may decline over short or even extended periods of time, and tend to be more volatile than other investment choices.  Market prices of common stocks in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations.

  Portfolio Turnover Risk:  Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

  Short Sale Risk:  Positions in shorted securities are speculative and more risky than "long" positions (purchases) and potentially unlimited.  Short selling will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.

  Smaller and Medium Capitalization Securities Risk:  Direct investments in individual smaller and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.  In particular, smaller capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.

Is the Fund Right for You?

The Fund is intended for investors who want to participate in the global stock market and can tolerate global stock market volatility, but also want to protect capital in periods when markets are falling in value.

Performance:

 Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.globalfusionfunds.com or by calling 1-855-344-1927.